Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable	2,413,173	2,309,466
Allowance for credit losses:
Balance at beginning of the year	(118,724)	(120,495)
Additions	(1,494)	(2,187)
Exchange loss	(7,921)	(3,017)
Write-offs	7,644	962

Balance at end of the year	(120,495)	(124,737)

Accounts receivable, net	2,292,678	2,184,729